Leases - Schedule of Contractual Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 1,078	$ 1,050
Less Than 1 Year
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	358	290
One to five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	610	608
More than five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 110	$ 152